091-18072

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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2014 NOV 17 PM 4: 0
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SEC
Mail Processing
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NOV 17 2014
Washington DC
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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**
**FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14011473

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**ISE Cyber Security Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**HACK**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, Toronto, Korea, NASDAQ, Warsaw, OMX Nordic Helsinki, Euronext Amsterdam, Tokyo, NYSE MKT**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Sudhir Bhattacharyya**

Title:

**Vice President**

Telephone Number:

**(212) 656-2920**

Manual Signature of Official Responsible for Form:

**November 14, 2014**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | [illegible] |
| Public Availability: | NOV 17 2014 |

SEC 2449 (1/99)

**Sudhir Bhattacharyya**
*Vice President*

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
Sudhir.Bhattacharyya@nyse.com

RECEIVED
2014 NOV 17 PM 1:01
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SEC
Mail Processing
Section
NOV 17 2014
Washington DC
404

**Via Overnight Mail**

November 14, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – PureFunds ISE Cyber Security ETF**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**PureFunds ISE Cyber Security ETF (HACK)**

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| | |
| | |
| Public Availability: | NOV 17 2014 |